Unaudited Condensed Consolidated Statements of Income and Comprehensive Income (Parentheticals) - $ / shares	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Income Statement [Abstract]
Diluted	25,976,000	24,933,138
Diluted	$ 0.00	$ 0.04